Related Party Transactions - Private placement warrants (Details) - USD ($)			9 Months Ended
	Mar. 05, 2020	Jan. 24, 2020	Sep. 30, 2020	Mar. 10, 2020
Related Party Transactions
Exercise price of warrants		$ 1.50	$ 1.50
Proceeds from issuance of warrants			$ 15,050,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	1 year	1 year
Class A common stock
Related Party Transactions
Exercise price of warrants		$ 11.50	$ 11.50
Public Offering | Class A common stock
Related Party Transactions
Number of shares called by each warrant.				1
Proposed Offering | Class A common stock
Related Party Transactions
Exercise price of warrants		$ 11.50
Number of shares called by each warrant.		1
Private Placement
Related Party Transactions
Exercise price of warrants			$ 1.50
Amount of expenses for Proposed Offering considered for determination of aggregate purchase price of warrants		$ 1,250,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		30 days	30 days